KEELEY FUNDS, INC.
401 SOUTH LASALLE STREET
SUITE 1201
CHICAGO, IL 60605
February 1, 2011
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Ladies and Gentlemen:
Keeley Funds, Inc.
1933 Act Registration No. 333-124430
1940 Act Registration No. 811-21761
     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Keeley Funds, Inc. (the “Company”) certifies that:
a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Company’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Company’s registration statement was filed with the Commission via EDGAR on January 28, 2011.

Very truly yours, KEELEY FUNDS, INC.
By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President